UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $65,618 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              7585102       2608    80000          DEFINED 2               80000
AMERICAN PWR CONVERSION CORP   COM              29066107      1835    60000          DEFINED 2               60000
CASCADE NAT GAS CORP           COM              147339105     2166    83560          DEFINED 2               83560
CLEAR CHANNEL COMM             COM              184502102     6593   185500          DEFINED 2              185500
CLEAR CHANNEL COMM             CALL             184502902      142     4000     C    DEFINED 2                4000
CONOR MEDSYSTEMS INC           COM              208264101      392    12500          DEFINED 2               12500
CONOR MEDSYSTEMS INC           PUT              208264951      392    12500     P    DEFINED 2               12500
DELTA AND PINE LAND COMPANY    COM              247357106     2590    64026          DEFINED 2               64026
DOCUCORP INTL INC              COM              255911109      854    83928          DEFINED 2               83928
DUQUESNE LIGHT HLDGS INC       COM              266233105     1616    81420          DEFINED 2               81420
EQUITY OFFICE PROPERTIES TR    COM              294741103     8960   186000          DEFINED 2              186000
HARRAHS ENTERTAINMENT INC      COM              413619107     1980    23940          DEFINED 2               23940
HARRAHS ENTERTAINMENT INC      CALL             413619907     9926   120000     C    DEFINED 2              120000
KEYSPAN CORPORATION            COM              49337W100     3891    94480          DEFINED 2               94480
KINDER MORGAN INC              COM              49455P101     5689    53800          DEFINED 2               53800
NORTHERN EMPIRE BANCSHARES     COM              665112108     1625    55020          DEFINED 2               55020
SABRE HOLDINGS CORP            CL A             785905100     2966    93000          DEFINED 2               93000
STATION CASINOS INC            COM              857689103     2883    35300          DEFINED 2               35300
STATION CASINOS INC            CALL             857689903     1993    24400     C    DEFINED 2               24400
UNIVISION COMMUNICATION INC    CL A             914906102     6517   184000          DEFINED 2              184000